Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000218632 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000218632 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218632 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000218632 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218632 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218632 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000218632 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000218632 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218632 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218632 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000218632 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000218632 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000218632 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218632 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.30%
C000218632 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218632 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218632 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218632 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218632 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218632 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218632 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218632 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218632 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218632 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218632 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218632 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000218632 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000218632 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218632 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218632 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218632 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218632 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218632 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218632 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000218632 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218632 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000218631 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000218631 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218631 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000218631 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218631 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218631 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000218631 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000218631 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218631 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218631 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000218631 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000218631 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000218631 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218631 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.30%
C000218631 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218631 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218631 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218631 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218631 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218631 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218631 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218631 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218631 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218631 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218631 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218631 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000218631 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000218631 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218631 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218631 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218631 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000218631 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218631 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000218634 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000218634 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218634 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000218634 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218634 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218634 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000218634 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000218634 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218634 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218634 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000218634 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000218634 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000218634 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218634 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.30%
C000218634 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218634 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218634 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218634 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218634 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218634 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218634 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218634 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218634 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218634 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218634 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218634 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000218634 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000218634 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218634 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218634 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218634 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000218634 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218634 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000218633 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000218633 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218633 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000218633 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218633 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218633 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000218633 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000218633 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000218633 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218633 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000218633 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000218633 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000218633 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218633 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.30%
C000218633 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218633 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218633 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218633 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218633 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218633 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218633 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218633 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218633 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218633 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218633 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218633 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000218633 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000218633 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218633 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218633 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218633 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000218633 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000218633 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218633 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000008940 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000008940 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008940 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000008940 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000008940 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000008940 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000008940 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000008940 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000008940 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000008940 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000008940 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000008940 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000008940 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000008940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.30%
C000008940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.10%
C000008940 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	5.70%
C000008940 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000008940 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000008940 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000008940 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000008940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000008940 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.20%
C000008940 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000008940 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008940 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000008940 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000008940 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000008940 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000008940 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008940 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000008940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000008940 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000008940 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000008940 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000008940 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000008940 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000085587 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085587 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000085587 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000085587 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000085587 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000085587 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000085587 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000085587 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000085587 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000085587 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085587 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000085587 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000085587 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085587 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000085587 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085587 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085587 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085587 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000085587 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000085587 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000085587 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085587 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085587 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085587 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085587 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085587 [Member] | British Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085587 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085587 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085587 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085587 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085587 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000085588 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085588 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000085588 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000085588 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000085588 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000085588 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000085588 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000085588 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000085588 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000085588 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085588 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000085588 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000085588 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085588 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000085588 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085588 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085588 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085588 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000085588 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000085588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000085588 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085588 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085588 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085588 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085588 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085588 [Member] | British Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085588 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085588 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085588 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085588 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085588 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000085589 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085589 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000085589 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000085589 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000085589 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000085589 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000085589 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000085589 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000085589 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000085589 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085589 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000085589 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000085589 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085589 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000085589 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085589 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085589 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000085589 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000085589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000085589 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085589 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085589 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085589 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085589 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000085589 [Member] | British Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085589 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085589 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085589 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085589 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085589 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000027206 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027206 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027206 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027206 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000027206 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000027206 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027206 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027206 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027206 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027206 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027206 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000027206 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027206 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027206 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000027206 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027206 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027206 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027206 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027206 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000027206 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000027206 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027206 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027206 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027206 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027206 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027206 [Member] | British Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027206 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027206 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027206 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027206 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027206 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000113502 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113502 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113502 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113502 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000113502 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000113502 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000113502 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113502 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113502 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000113502 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113502 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000113502 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113502 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113502 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000113502 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113502 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113502 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113502 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000113502 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000113502 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000113502 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113502 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113502 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113502 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113502 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113502 [Member] | British Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113502 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113502 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113502 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113502 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113502 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000106458 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106458 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000106458 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000106458 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000106458 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000106458 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000106458 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000106458 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106458 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106458 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106458 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000106458 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106458 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106458 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000106458 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106458 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106458 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106458 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106458 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000106458 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000106458 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106458 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106458 [Member] | Indonesian Rupiah [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106458 [Member] | New Zealand Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106458 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | Brazilian Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | Philippine Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106458 [Member] | British Pound Sterling [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106458 [Member] | Norwegian Krone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106458 [Member] | Czech Koruna [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106458 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106458 [Member] | Other Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106458 [Member] | Mexican Peso [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000106468 [Member] | Samsung Electronics Company Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106468 [Member] | WH Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106468 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106468 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106468 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106468 [Member] | Muyuan Foods Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106468 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106468 [Member] | WuXi AppTec Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106468 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106468 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106468 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106468 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106468 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000106468 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000106468 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106468 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000106468 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000106468 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000106468 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106468 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000106468 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000106468 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106468 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106468 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106468 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000106468 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106468 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106468 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106468 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000106468 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000106468 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106468 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000106468 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047776 [Member] | Samsung Electronics Company Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047776 [Member] | WH Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047776 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047776 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047776 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047776 [Member] | Muyuan Foods Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047776 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047776 [Member] | WuXi AppTec Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047776 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000047776 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047776 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000047776 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047776 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047776 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000047776 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000047776 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000047776 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047776 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000047776 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047776 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047776 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000047776 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047776 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000047776 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047776 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000047776 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047776 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000047776 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047776 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047776 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047776 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047776 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000047776 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099351 [Member] | Samsung Electronics Company Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099351 [Member] | WH Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099351 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099351 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099351 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099351 [Member] | Muyuan Foods Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099351 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099351 [Member] | WuXi AppTec Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099351 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099351 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099351 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000099351 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099351 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000099351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000099351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099351 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000099351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000099351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000099351 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000099351 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099351 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099351 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099351 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099351 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099351 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099351 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099351 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000099351 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099351 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099351 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000099351 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099350 [Member] | Samsung Electronics Company Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099350 [Member] | WH Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099350 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099350 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099350 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099350 [Member] | Muyuan Foods Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099350 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099350 [Member] | WuXi AppTec Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099350 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099350 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099350 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000099350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000099350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000099350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000099350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000099350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000099350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000099350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099350 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099350 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099350 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099350 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099350 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099350 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099350 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000099350 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099350 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099350 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000099350 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099349 [Member] | Samsung Electronics Company Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099349 [Member] | WH Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099349 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099349 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000099349 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099349 [Member] | Muyuan Foods Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099349 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099349 [Member] | WuXi AppTec Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099349 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099349 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099349 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000099349 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000099349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000099349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000099349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000099349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000099349 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000099349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000099349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099349 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099349 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099349 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099349 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099349 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099349 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099349 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000099349 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099349 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099349 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000099349 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000056650 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000056650 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000056650 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056650 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056650 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000056650 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000056650 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056650 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000056650 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056650 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056650 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056650 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056650 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056650 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056647 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000056647 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000056647 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056647 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056647 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000056647 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000056647 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056647 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000056647 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056647 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056647 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056647 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056647 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056647 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056649 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000056649 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000056649 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056649 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056649 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000056649 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000056649 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056649 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000056649 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056649 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056649 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056649 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056649 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056651 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000056651 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000056651 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056651 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056651 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000056651 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000056651 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056651 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000056651 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056651 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056651 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056651 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056651 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056651 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056652 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000056652 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000056652 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056652 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056652 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000056652 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000056652 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056652 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000056652 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056652 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056652 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056652 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056652 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056652 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106469 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000106469 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000106469 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106469 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106469 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106469 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106469 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106469 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000106469 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106469 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106469 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106469 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106469 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106469 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153967 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000153967 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153967 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000153967 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000153967 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000153967 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153967 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000153967 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153967 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000153967 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153967 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000153967 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000153967 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153967 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000153967 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000153967 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153967 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153967 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153967 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153967 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153967 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153967 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000153967 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153967 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153967 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000153967 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153967 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153967 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000082348 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000082348 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000082348 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082348 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000082348 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000082348 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082348 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000082348 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082348 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000082348 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000082348 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000082348 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000082348 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082348 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082348 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082348 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082348 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082348 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082348 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000082348 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082348 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082348 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000082348 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082348 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082348 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000082348 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000082348 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082348 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000082347 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000082347 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000082347 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082347 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000082347 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000082347 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082347 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000082347 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082347 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000082347 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000082347 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000082347 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000082347 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082347 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082347 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082347 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082347 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082347 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082347 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000082347 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082347 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082347 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000082347 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082347 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082347 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000082347 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000082347 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082347 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000145673 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000145673 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000145673 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000145673 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000145673 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000145673 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000145673 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000145673 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145673 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000145673 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000145673 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000145673 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000145673 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000145673 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000145673 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000145673 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145673 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000145673 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145673 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145673 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145673 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000145673 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000145673 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000145673 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000145673 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000145673 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000145673 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145673 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000082346 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000082346 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000082346 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082346 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000082346 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000082346 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082346 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000082346 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082346 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000082346 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000082346 [Member] | Private sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000082346 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000082346 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082346 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082346 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082346 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082346 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000082346 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082346 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000082346 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082346 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000082346 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000082346 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082346 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082346 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000082346 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000082346 [Member] | Escrow certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082346 [Member] | Quasi sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000140586 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000140586 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000140586 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140586 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140586 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140586 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140586 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000140586 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140586 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000140586 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140586 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140586 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140586 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140586 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140586 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140586 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140586 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000140586 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000140586 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000140586 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140587 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000140587 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000140587 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140587 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140587 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140587 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140587 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000140587 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140587 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000140587 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140587 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140587 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140587 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140587 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140587 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140587 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140587 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000140587 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000140587 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000140587 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140588 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000140588 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000140588 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140588 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140588 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140588 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140588 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000140588 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140588 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000140588 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140588 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140588 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140588 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140588 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140588 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140588 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140588 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000140588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000140588 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000140588 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219602 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219602 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000219602 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219602 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219602 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219602 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219602 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219602 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219602 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219602 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219602 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219602 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219602 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219602 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219602 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219602 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219602 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000219602 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219602 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000219602 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140589 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000140589 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000140589 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140589 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140589 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140589 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140589 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000140589 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140589 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000140589 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140589 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140589 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140589 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140589 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000140589 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140589 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000140589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000140589 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000140589 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%